Other disclosures - Risk Management and Principal Risks - Balance sheet credit quality (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
On-balance sheet:
Cash and balances at central banks	£ 169,085	£ 155,902	£ 125,940
Cash collateral and settlement balances	88,085	97,616
Loans and advances at amortised cost	145,259	134,267
Reverse repurchase agreements and other similar secured lending	3,177	8,981
Trading portfolio assets	146,871	127,664
Financial assets at fair value through the income statement	188,226	171,761
Derivative financial instruments	262,291	302,693
Other assets	994	614
Total assets	1,061,778	1,059,731	£ 876,700
Debt securities classified as amortised cost
On-balance sheet:
Trading portfolio assets	50,700	56,196
Traded loans
On-balance sheet:
Trading portfolio assets	12,525	8,348
Internal credit grades
On-balance sheet:
Cash and balances at central banks	169,085	155,902
Cash collateral and settlement balances	88,085	97,616
Reverse repurchase agreements and other similar secured lending	3,177	8,981
Trading portfolio assets	63,225	64,544
Financial assets at fair value through the income statement	183,428	168,019
Derivative financial instruments	262,291	302,693
Financial assets at fair value through other comprehensive income	45,907	51,901
Other assets	994	614
Total assets	£ 961,451	£ 984,537
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	100.00%	100.00%
Reverse repurchase agreements and other similar secured lending, percentage	100.00%	100.00%
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Derivative financial instruments, percentage	100.00%	100.00%
Financial assets measured at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	100.00%	100.00%
Total assets, percentage	100.00%	100.00%
Internal credit grades | 0.0 to 0.60%
On-balance sheet:
Cash and balances at central banks	£ 169,085	£ 155,902
Cash collateral and settlement balances	78,881	86,882
Reverse repurchase agreements and other similar secured lending	3,091	8,969
Trading portfolio assets	46,660	51,813
Financial assets at fair value through the income statement	126,999	110,930
Derivative financial instruments	246,347	282,864
Financial assets at fair value through other comprehensive income	45,901	51,893
Other assets	948	572
Total assets	£ 824,130	£ 843,821
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	90.00%	89.00%
Reverse repurchase agreements and other similar secured lending, percentage	97.00%	100.00%
Trading portfolio assets, percentage	74.00%	80.00%
Financial assets at fair value through the income statement, percentage	70.00%	66.00%
Derivative financial instruments, percentage	94.00%	94.00%
Financial assets measured at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	95.00%	93.00%
Total assets, percentage	86.00%	86.00%
Internal credit grades | 0.60 to 11.35%
On-balance sheet:
Cash and balances at central banks	£ 0	£ 0
Cash collateral and settlement balances	9,194	10,725
Reverse repurchase agreements and other similar secured lending	86	12
Trading portfolio assets	15,879	9,978
Financial assets at fair value through the income statement	55,819	56,326
Derivative financial instruments	15,678	19,352
Financial assets at fair value through other comprehensive income	6	8
Other assets	46	42
Total assets	£ 130,687	£ 131,370
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	10.00%	11.00%
Reverse repurchase agreements and other similar secured lending, percentage	3.00%	0.00%
Trading portfolio assets, percentage	25.00%	16.00%
Financial assets at fair value through the income statement, percentage	30.00%	34.00%
Derivative financial instruments, percentage	6.00%	6.00%
Financial assets measured at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	5.00%	7.00%
Total assets, percentage	13.00%	13.00%
Internal credit grades | 11.35% to 100%
On-balance sheet:
Cash and balances at central banks	£ 0	£ 0
Cash collateral and settlement balances	10	9
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	686	2,753
Financial assets at fair value through the income statement	610	763
Derivative financial instruments	266	477
Financial assets at fair value through other comprehensive income	0	0
Other assets	0	0
Total assets	£ 6,634	£ 9,346
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	0.00%	0.00%
Reverse repurchase agreements and other similar secured lending, percentage	0.00%	0.00%
Trading portfolio assets, percentage	1.00%	4.00%
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Derivative financial instruments, percentage	0.00%	0.00%
Financial assets measured at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	0.00%	0.00%
Total assets, percentage	1.00%	1.00%
Internal credit grades | Total loans and advances at amortised cost
On-balance sheet:
Loans and advances at amortised cost	£ 145,259	£ 134,267
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Total loans and advances at amortised cost | 0.0 to 0.60%
On-balance sheet:
Loans and advances at amortised cost	£ 106,218	£ 93,996
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	73.00%	70.00%
Internal credit grades | Total loans and advances at amortised cost | 0.60 to 11.35%
On-balance sheet:
Loans and advances at amortised cost	£ 33,979	£ 34,927
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	23.00%	26.00%
Internal credit grades | Total loans and advances at amortised cost | 11.35% to 100%
On-balance sheet:
Loans and advances at amortised cost	£ 5,062	£ 5,344
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	4.00%	4.00%
Internal credit grades | Home loans
On-balance sheet:
Loans and advances at amortised cost	£ 10,985	£ 11,193
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Home loans | 0.0 to 0.60%
On-balance sheet:
Loans and advances at amortised cost	£ 9,519	£ 7,582
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	87.00%	68.00%
Internal credit grades | Home loans | 0.60 to 11.35%
On-balance sheet:
Loans and advances at amortised cost	£ 809	£ 2,840
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	7.00%	25.00%
Internal credit grades | Home loans | 11.35% to 100%
On-balance sheet:
Loans and advances at amortised cost	£ 657	£ 771
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	6.00%	7.00%
Internal credit grades | Credit cards, unsecured loans and other retail lending
On-balance sheet:
Loans and advances at amortised cost	£ 25,960	£ 23,368
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Credit cards, unsecured loans and other retail lending | 0.0 to 0.60%
On-balance sheet:
Loans and advances at amortised cost	£ 18,460	£ 10,742
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	71.00%	46.00%
Internal credit grades | Credit cards, unsecured loans and other retail lending | 0.60 to 11.35%
On-balance sheet:
Loans and advances at amortised cost	£ 6,178	£ 11,259
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	24.00%	48.00%
Internal credit grades | Credit cards, unsecured loans and other retail lending | 11.35% to 100%
On-balance sheet:
Loans and advances at amortised cost	£ 1,322	£ 1,367
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	5.00%	6.00%
Internal credit grades | Wholesale loans
On-balance sheet:
Loans and advances at amortised cost	£ 108,314	£ 99,706
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Wholesale loans | 0.0 to 0.60%
On-balance sheet:
Loans and advances at amortised cost	£ 78,239	£ 75,672
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	72.00%	76.00%
Internal credit grades | Wholesale loans | 0.60 to 11.35%
On-balance sheet:
Loans and advances at amortised cost	£ 26,992	£ 20,828
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	25.00%	21.00%
Internal credit grades | Wholesale loans | 11.35% to 100%
On-balance sheet:
Loans and advances at amortised cost	£ 3,083	£ 3,206
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	3.00%
Internal credit grades | Loans and advances
On-balance sheet:
Financial assets at fair value through the income statement	£ 35,901	£ 27,449
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades | Loans and advances | 0.0 to 0.60%
On-balance sheet:
Financial assets at fair value through the income statement	£ 16,977	£ 13,174
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	47.00%	48.00%
Internal credit grades | Loans and advances | 0.60 to 11.35%
On-balance sheet:
Financial assets at fair value through the income statement	£ 18,896	£ 14,232
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	53.00%	52.00%
Internal credit grades | Loans and advances | 11.35% to 100%
On-balance sheet:
Financial assets at fair value through the income statement	£ 28	£ 43
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Internal credit grades | Reverse repurchase agreements
On-balance sheet:
Financial assets at fair value through the income statement	£ 145,186	£ 138,558
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades | Reverse repurchase agreements | 0.0 to 0.60%
On-balance sheet:
Financial assets at fair value through the income statement	£ 108,609	£ 96,318
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	75.00%	70.00%
Internal credit grades | Reverse repurchase agreements | 0.60 to 11.35%
On-balance sheet:
Financial assets at fair value through the income statement	£ 36,047	£ 41,566
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	25.00%	30.00%
Internal credit grades | Reverse repurchase agreements | 11.35% to 100%
On-balance sheet:
Financial assets at fair value through the income statement	£ 530	£ 674
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Internal credit grades | Other financial assets measured at cost
On-balance sheet:
Financial assets at fair value through the income statement	£ 85	£ 315
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades | Other financial assets measured at cost | 0.0 to 0.60%
On-balance sheet:
Financial assets at fair value through the income statement	£ 67	£ 302
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	79.00%	96.00%
Internal credit grades | Other financial assets measured at cost | 0.60 to 11.35%
On-balance sheet:
Financial assets at fair value through the income statement	£ 18	£ 13
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	21.00%	4.00%
Internal credit grades | Other financial assets measured at cost | 11.35% to 100%
On-balance sheet:
Financial assets at fair value through the income statement	£ 0	£ 0
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Internal credit grades | Debt securities classified as amortised cost
On-balance sheet:
Trading portfolio assets	£ 50,700	£ 56,196
Financial assets at fair value through the income statement	£ 2,256	£ 1,697
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades | Debt securities classified as amortised cost | 0.0 to 0.60%
On-balance sheet:
Trading portfolio assets	£ 44,488	£ 51,109
Financial assets at fair value through the income statement	£ 1,346	£ 1,136
On-balance sheet, percentage
Trading portfolio assets, percentage	88.00%	91.00%
Financial assets at fair value through the income statement, percentage	60.00%	67.00%
Internal credit grades | Debt securities classified as amortised cost | 0.60 to 11.35%
On-balance sheet:
Trading portfolio assets	£ 5,735	£ 4,871
Financial assets at fair value through the income statement	£ 858	£ 515
On-balance sheet, percentage
Trading portfolio assets, percentage	11.00%	9.00%
Financial assets at fair value through the income statement, percentage	38.00%	30.00%
Internal credit grades | Debt securities classified as amortised cost | 11.35% to 100%
On-balance sheet:
Trading portfolio assets	£ 477	£ 216
Financial assets at fair value through the income statement	£ 52	£ 46
On-balance sheet, percentage
Trading portfolio assets, percentage	1.00%	0.00%
Financial assets at fair value through the income statement, percentage	2.00%	3.00%
Internal credit grades | Traded loans
On-balance sheet:
Trading portfolio assets	£ 12,525	£ 8,348
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Internal credit grades | Traded loans | 0.0 to 0.60%
On-balance sheet:
Trading portfolio assets	£ 2,172	£ 704
On-balance sheet, percentage
Trading portfolio assets, percentage	17.00%	9.00%
Internal credit grades | Traded loans | 0.60 to 11.35%
On-balance sheet:
Trading portfolio assets	£ 10,144	£ 5,107
On-balance sheet, percentage
Trading portfolio assets, percentage	81.00%	61.00%
Internal credit grades | Traded loans | 11.35% to 100%
On-balance sheet:
Trading portfolio assets	£ 209	£ 2,537
On-balance sheet, percentage
Trading portfolio assets, percentage	2.00%	30.00%